Note 10 - Warrants (Tables)	12 Months Ended
Mar. 31, 2021
Statement Line Items [Line Items]
Changes in warrants [text block]
	Number of Warrants	Weighted average exercise price
Balance outstanding at March 31, 2019	5,145,083	$1.65
Common share purchase warrants issued in the October 2019 financing	2,653,846	1.75
Broker warrants issued in the financing October 2019 financing	350,134	1.30
Broker warrants issued in the March 2020 financing	790,323	3.10
Warrants exercised during the year	(1,623,675)	1.46
Warrants outstanding at March 31, 2020	7,315,711	$1.86
Broker warrants issued in overallotment	118,548	3.10
Warrants exercised during the year	(3,415,266)	1.96
Warrants outstanding at March 31, 2021	4,018,993	1.82

Warrants exercised [text block]
Number of Warrants	Exercise Price	Proceeds	Expiry Date
	$	$
57,500	1.20	69,000	December 21, 2020
115,000	1.20	138,000	December 21, 2023
139,759	1.30	181,687	October 17, 2021
152,214	1.75	266,375	October 17, 2022
2,812,083	2.00	5,624,166	January 1, 2021
138,710	3.10	430,001	March 17, 2022
3,415,266		6,709,229

Warrants outstanding and exercisable [text block]
Number of Warrants	Exercise Price	Expiry Date
	$
18,000	2.00	April 5, 2021
71,744	1.30	October 17, 2021
770,161	3.10	March 17, 2022
1,806,088	1.75	October 17, 2022
1,353,000	1.20	December 21, 2023
4,018,993